UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________________________________

FORM N-Q

________________________________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

________________________________

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Vinita K. Paul, Vice President and Chief Compliance Officer

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Fredrick G. Lautz; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

________________________________

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12—12-14 of Regulation S-X [17 CFR 210.12-12—12-14]. The schedules need not be audited.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS (99.3%)	SHARES	VALUE
Airlines (4.6%)
JetBlue Airways Corp.(a)	2,181,030	$14,525,660
Southwest Airlines Co.	1,172,870	17,076,987
		31,602,647
Auto Components (2.8%)
Johnson Controls, Inc.	463,630	19,240,645

Building Products (1.5%)
Universal Forest Products, Inc.	245,355	10,329,445

Capital Markets (2.0%)
The Bank of New York Mellon Corp.	454,800	13,730,412

Chemicals (3.6%)
LSB Industries, Inc.(a)	427,875	14,346,649
The Mosaic Co.	235,220	10,119,164
		24,465,813
Commercial Services & Supplies (1.2%)
United Stationers, Inc.	187,189	8,142,721

Commercial Banks (6.1%)
BB&T Corp.	340,520	11,492,550
Boston Private Financial Holdings, Inc.	960,030	10,656,333
First Interstate Bancsystem, Inc. (Class A)(b)	313,250	7,564,987
The PNC Financial Services Group, Inc.	171,480	12,423,726
		42,137,596
Communications Equipment (1.9%)
Cisco Systems, Inc.	572,030	13,396,943

Construction & Engineering (4.8%)
KBR, Inc.	583,911	19,058,855
URS Corp.	257,710	13,851,913
		32,910,768
Consumer Finance (2.0%)
Capital One Financial Corp.	205,175	14,103,729

Electronic Equipment & Instruments (2.7%)
Fabrinet(a)	267,000	4,496,280
TE Connectivity, Ltd.	275,400	14,260,212
		18,756,492
Energy Equipment & Services (4.5%)
Ensco PLC (Class A)	220,535	11,853,756
Tidewater, Inc.	328,638	19,484,947
		31,338,703
Food Products (6.1%)
Archer-Daniels-Midland Co.	423,814	15,613,308
Bunge, Ltd.	202,100	15,341,411
Fresh Del Monte Produce, Inc.	375,500	11,144,840
		42,099,559
Health Care Providers & Services (5.7%)
Cardinal Health, Inc.	231,080	12,050,822
Humana, Inc.	126,518	11,807,925
Quest Diagnostics, Inc.	248,700	15,367,173
		39,225,920
Hotels Restaurants & Leisure (3.0%)
Royal Caribbean Cruises, Ltd.	532,651	20,389,880

Insurance (6.2%)
Endurance Specialty Holdings, Ltd.	344,970	18,531,789
Principal Financial Group, Inc.	184,765	7,911,637
Willis Group Holdings PLC	370,700	16,062,431
		42,505,857
IT Services (1.1%)
Leidos Holdings, Inc.	111,950	5,095,964
Science Applications International Corp.(a)	63,971	2,159,036
		7,255,000
Machinery (1.1%)
AGCO Corp.	127,980	7,732,552

Metals & Mining (3.9%)
AuRico Gold, Inc. (CAD)(c)	1,353,463	5,163,933
Nucor Corp.	154,200	7,558,884
RTI International Metals, Inc.(a)	443,770	14,218,391
		26,941,208
Multiline Retail (1.6%)
Kohl's Corp.	206,948	10,709,559

Oil, Gas & Consumable Fuels (7.5%)
Devon Energy Corp.	301,375	17,407,420
Hess Corp.	219,380	16,966,849
Marathon Oil Corp.	210,600	7,345,728
Scorpio Tankers, Inc.	1,053,530	10,282,453
		52,002,450
Pharmaceuticals (6.7%)
Hospira, Inc.(a)	528,733	20,736,908
Pfizer, Inc.	415,690	11,934,460
Teva Pharmaceutical Industries Ltd. (ADR)	360,100	13,604,578
		46,275,946
Professional Services (3.0%)
The Dun & Bradstreet Corp.	202,027	20,980,504

Real Estate Investment Trusts (REITs) (2.0%)
Campus Crest Communities, Inc.	647,600	6,994,080
Digital Realty Trust, Inc.	127,200	6,754,320
		13,748,400
Road & Rail (3.0%)
Knight Transportation, Inc.	422,495	6,979,617
Ryder System, Inc.	233,464	13,937,801
		20,917,418
Semiconductors (7.8%)
ATMI, Inc.(a)	766,180	20,319,094
Intel Corp.	648,690	14,867,975
RF Micro Devices, Inc.(a)	3,229,938	18,216,850
		53,403,919
Textiles Apparel & Luxury Goods (1.0%)
Vera Bradley, Inc.(a)	336,500	6,918,440

Thrifts & Mortgage Finance (1.2%)
Washington Federal, Inc.	401,700	8,307,156

Trading Companies & Distributors (0.7%)
Titan Machinery, Inc.(a)	297,055	4,773,674

TOTAL COMMON STOCKS (Cost $560,166,786)		$684,343,356

SHORT-TERM INVESTMENTS (1.1%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (1.1%)
Wells Fargo (Grand Cayman)(d)(e)	0.03%	$7,825,661	$7,825,661

TOTAL SHORT-TERM INVESTMENTS (Cost $7,825,661)			$7,825,661

TOTAL INVESTMENTS - (100.4%) (Cost $567,992,447)			692,169,017
OTHER ASSETS AND LIABILITIES, NET - (-0.4%)			(3,067,001)
TOTAL NET ASSETS - (100.0%)			$689,102,016

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS (99.3%)	SHARES	VALUE
Auto Components (0.9%)
Superior Industries International, Inc.(b)	1,600,000	$28,528,000

Building Products (3.5%)
Quanex Building Products Corp.(b)	3,100,000	58,373,000
Universal Forest Products, Inc.(b)	1,200,000	50,520,000
		108,893,000
Chemicals (7.8%)
Intrepid Potash, Inc.(b)	5,200,000	81,536,000
Olin Corp.	3,350,000	77,284,500
Tronox, Ltd. (Class A)	1,950,000	47,716,500
Zep, Inc.(b)	2,125,000	34,552,500
		241,089,500
Commercial Banks (11.9%)
Associated Banc-Corp.	3,900,000	60,411,000
Capital Bank Financial Corp. (Class A)(a)	250,600	5,500,670
Centerstate Banks, Inc.(b)	1,575,000	15,246,000
Glacier Bancorp, Inc.	1,825,000	45,095,750
Independent Bank Corp.	1,000,000	35,700,000
Old National Bancorp	4,125,000	58,575,000
Renasant Corp.(b)	1,725,000	46,868,250
StellarOne Corp.(b)	1,625,000	36,562,500
Umpqua Holdings Corp.	3,750,000	60,825,000
		364,784,170
Communications Equipment (1.1%)
Black Box Corp.(b)	1,072,500	32,861,400

Construction & Engineering (2.6%)
Granite Construction, Inc.(b)	2,575,000	78,795,000

Containers & Packaging (1.3%)
Greif, Inc. (Class A)	850,000	41,675,500

Diversified Consumer Services (3.1%)
DeVry, Inc.	1,175,000	35,908,000
Regis Corp.(b)	4,100,000	60,188,000
		96,096,000
Electrical Equipment (4.0%)
Brady Corp. (Class A)	2,025,000	61,762,500
Encore Wire Corp.(b)	1,525,000	60,146,000
		121,908,500
Electronic Equipment & Instruments (4.3%)
AVX Corp.	1,800,000	23,634,000
CTS Corp.(b)	2,600,000	41,002,000
Electro Rent Corp.	1,138,843	20,658,612
Park Electrochemical Corp.(b)(g)	1,625,000	46,556,250
		131,850,862
Energy Equipment & Services (7.4%)
CARBO Ceramics, Inc.	500,000	49,555,000
Gulf Island Fabrication, Inc.(b)	1,377,908	33,772,525
Patterson-UTI Energy, Inc.	2,760,000	59,008,800
Unit Corp.(a)	1,842,150	85,641,554
		227,977,879
Health Care Equipment & Supplies (5.1%)
Analogic Corp.(b)	550,000	45,452,000
CONMED Corp.(b)	1,725,000	58,632,750
Invacare Corp.(b)	3,005,000	51,896,350
		155,981,100
Health Care Providers & Services (1.3%)
PharMerica Corp.(a)(b)	2,950,000	39,146,500

IT Services (1.1%)
Mantech International Corp. (Class A)(b)	1,200,000	34,512,000

Machinery (8.9%)
Albany International Corp. (Class A)(b)	1,368,069	49,072,635
Briggs & Stratton Corp.	2,250,000	45,270,000
ESCO Technologies, Inc.(b)	1,464,761	48,674,008
Federal Signal Corp.(a)(b)	6,165,000	79,343,550
FreightCar America, Inc.(b)	975,000	20,163,000
John Bean Technologies Corp.	1,211,534	30,142,966
		272,666,159
Media (1.1%)
Harte-Hanks, Inc.(b)	3,990,199	35,233,457

Metals & Mining (5.6%)
Commercial Metals Co.	2,942,400	49,873,680
Kaiser Aluminum Corp.	875,000	62,343,750
Materion Corp.(b)	1,900,000	60,914,000
		173,131,430
Multiline Retail (1.6%)
Fred's, Inc. (Class A)(b)	3,100,000	48,515,000

Oil, Gas & Consumable Fuels (8.2%)
Stone Energy Corp.(a)(b)	3,300,000	107,019,000
Ultra Petroleum Corp.(a)	4,000,000	82,280,000
WPX Energy, Inc.(a)	3,250,000	62,595,000
		251,894,000
Professional Services (4.8%)
CDI Corp.(b)(g)	1,800,000	27,558,000
Heidrick & Struggles International, Inc.(b)	1,775,000	33,831,500
Navigant Consulting, Inc.(a)(b)	2,850,000	44,061,000
Resources Connection, Inc.(b)	3,000,000	40,710,000
		146,160,500
Road & Rail (3.0%)
Con-way, Inc.	1,650,000	71,098,500
Werner Enterprises, Inc.	900,000	20,997,000
		92,095,500
Semiconductors (4.4%)
Entegris, Inc.(a)	3,350,000	34,002,500
Integrated Device Technology, Inc.(a)	3,100,000	29,202,000
Micrel, Inc.(b)	3,850,000	35,073,500
MKS Instruments, Inc.	1,400,000	37,226,000
		135,504,000
Specialty Retail (2.2%)
Chico's FAS, Inc.	2,700,000	44,982,000
The Finish Line, Inc. (Class A)	900,000	22,383,000
		67,365,000

COMMON STOCKS (CONTINUED)	SHARES	VALUE
Thrifts & Mortgage Finance (1.9%)
Berkshire Hills Bancorp, Inc.	1,175,000	$29,504,250
Provident Financial Services, Inc.	1,725,000	27,962,250
		57,466,500
Trading Companies & Distributors (2.2%)
GATX Corp.	1,400,000	66,528,000

TOTAL COMMON STOCKS (Cost $2,573,982,277)		$3,050,658,957

SHORT-TERM INVESTMENTS (0.5%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (0.5%)
Wells Fargo (Grand Cayman)(d)(e)	0.03%	$14,823,042	$14,823,042

TOTAL SHORT-TERM INVESTMENTS (Cost $14,823,042)			$14,823,042

TOTAL INVESTMENTS - (99.8%) (Cost $2,588,805,319)			3,065,481,999
OTHER ASSETS AND LIABILITIES, NET - (0.2%)			6,849,782
TOTAL NET ASSETS - (100.0%)			$3,072,331,781

VALUE FUND - SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

COMMON STOCKS (90.0%)	SHARES	VALUE
Aerospace & Defense (3.4%)
AAR Corp.	577,000	$15,769,410
Exelis, Inc.	300,000	4,713,000
Spirit Aerosystems Holdings, Inc. (Class A)(a)	850,000	20,604,000
		41,086,410
Air Freight & Logistics (0.5%)
Pacer International, Inc.(a)	1,000,000	6,190,000

Airlines (2.5%)
Hawaiian Holdings, Inc.(a)	1,250,000	9,300,000
JetBlue Airways Corp.(a)	500,000	3,330,000
Spirit Airlines, Inc.(a)(f)	500,000	17,135,000
		29,765,000
Biotechnology (0.8%)
Cangene Corp. (CAD)(a)(c)(g)	2,000,000	4,465,803
Myriad Genetics, Inc.(a)	200,000	4,700,000
		9,165,803
Chemicals (0.7%)
OMNOVA Solutions, Inc.(a)	300,000	2,565,000
Penford Corp.(a)	250,000	3,580,000
Tronox, Ltd. (Class A)	100,000	2,447,000
		8,592,000
Commercial Banks (5.6%)
CoBiz Financial, Inc.	750,000	7,245,000
Heritage Financial Corp.	300,000	4,656,000
MainSource Financial Group, Inc.	500,000	7,595,000
MidSouth Bancorp, Inc.	550,000	8,525,000
North Valley Bancorp(a)(b)	400,000	7,560,000
Pacific Continental Corp.	400,000	5,244,000
TCF Financial Corp.	750,000	10,710,000
The Bancorp, Inc.(a)	400,000	7,088,000
Tristate Capital Holdings, Inc.(a)	500,800	6,455,312
Washington Banking Co.	200,000	2,812,000
		67,890,312
Commercial Services & Supplies (1.7%)
Fuel Tech, Inc.(a)	850,000	3,706,000
Intersections, Inc.(b)	170,838	1,498,249
Perma-Fix Environmental Services, Inc.(a)(b)	4,000,000	2,880,000
TRC Cos., Inc.(a)(b)(g)	1,750,000	12,950,000
		21,034,249
Communications Equipment (1.9%)
AgJunction, Inc. (CAD)(a)(b)(c)(g)	6,296,000	6,295,694
Lantronix, Inc.(a)(b)	273,351	379,958
PC-Tel, Inc.	318,733	2,820,787
Westell Technologies, Inc. (Class A)(a)(b)	4,000,000	13,400,000
		22,896,439
Construction & Engineering (4.1%)
Aegion Corp.(a)	200,000	4,746,000
Argan, Inc.	500,000	10,985,000
Furmanite Corp.(a)	500,000	4,950,000
Layne Christensen Co.(a)	253,258	5,055,030
Northwest Pipe Co.(a)(b)	500,000	16,440,000
Sterling Construction Co., Inc.(a)	750,000	6,937,500
		49,113,530
Consumer Finance (0.6%)
Ezcorp, Inc. (Class A)(a)	400,000	6,752,000

Diversified Consumer Services (1.5%)
American Public Education, Inc.(a)(f)	150,000	5,670,000
Lincoln Educational Services Corp.(b)	2,115,469	9,752,312
Universal Technical Institute, Inc.	240,233	2,914,026
		18,336,338
Diversified Financial Services (2.0%)
Collection House, Ltd. (AUD)(c)(d)	3,671,436	6,346,149
Encore Capital Group, Inc.(a)	400,000	18,344,000
		24,690,149
Electrical Equipment (1.7%)
Magnetek, Inc.(a)(b)(g)	299,999	5,312,982
Pioneer Power Solutions, Inc.(a)(b)(g)	400,000	3,250,000
Powell Industries, Inc.(a)	150,000	9,193,500
Ultralife Corp.(a)(b)	677,557	2,710,228
		20,466,710
Electronic Equipment & Instruments (0.9%)
Itron, Inc.(a)	100,000	4,283,000
PAR Technology Corp.(a)	300,000	1,482,000
PC Connection, Inc.	200,000	3,018,000
Vishay Precision Group, Inc.(a)	101,629	1,478,702
		10,261,702
Energy Equipment & Services (8.4%)
Newpark Resources, Inc.(a)(b)	2,500,700	31,658,862
TETRA Technologies, Inc.(a)	1,500,000	18,795,000
Unit Corp.(a)	700,000	32,543,000
Willbros Group, Inc.(a)	2,000,000	18,360,000
		101,356,862
Food Products (0.4%)
Hanover Foods Corp. (Class A)(d)(g)	49,250	4,491,354

Health Care Equipment & Supplies (9.7%)
Accuray, Inc.(a)(b)	2,750,000	20,322,500
CONMED Corp.	300,000	10,197,000
Digirad Corp.(a)(b)	1,800,000	4,536,000
Fukuda Denshi Co., Ltd. (JPY)(c)(d)	400,000	16,938,554
Invacare Corp.	1,000,000	17,270,000
Iridex Corp.(a)	154,037	913,439

COMMON STOCKS (CONTINUED)	SHARES	VALUE
Nissui Pharmaceutical Co., Ltd. (JPY)(c)(d)(g)	813,000	$9,387,916
RTI Biologics, Inc.(a)	559,813	2,093,701
STAAR Surgical Co.(a)(f)	1,000,000	13,540,000
Trinity Biotech PLC (ADR)(b)	1,000,000	21,760,000
		116,959,110
Health Care Providers & Services (4.1%)
Cross Country Healthcare, Inc.(a)	600,000	3,636,000
Hooper Holmes, Inc.(a)(b)	6,615,000	3,110,373
LHC Group, Inc.(a)	400,000	9,384,000
PDI, Inc.(a)(b)(g)	1,490,000	7,181,800
The Ensign Group, Inc.	646,300	26,569,393
		49,881,566
Hotels Restaurants & Leisure (1.1%)
Denny's Corp.(a)	1,250,000	7,650,000
Ruby Tuesday, Inc.(a)	700,000	5,250,000
		12,900,000
Household Durables (0.2%)
Stanley Furniture Co., Inc.(a)(b)	750,000	2,782,500

Household Products (0.6%)
Oil-Dri Corp. of America	200,000	6,748,000

Insurance (2.0%)
Endurance Specialty Holdings, Ltd.	200,000	10,744,000
Meadowbrook Insurance Group, Inc.	500,000	3,250,000
United Insurance Holdings Corp.(b)	1,150,000	10,154,500
		24,148,500
IT Services (3.5%)
Analysts International Corp.(a)(b)	478,000	3,078,320
CIBER, Inc.(a)	250,000	825,000
Computer Task Group, Inc.(b)	601,332	9,717,525
Dynamics Research Corp.(a)(b)(g)	818,400	6,219,840
Official Payments Holdings, Inc.(a)(b)	1,600,000	13,312,000
StarTek, Inc.(a)(b)(g)	1,400,000	9,016,000
		42,168,685
Leisure Equipment & Products (0.2%)
LeapFrog Enterprises, Inc.(a)	300,000	2,826,000

Life Sciences Tools & Services (1.8%)
Cambrex Corp.(a)(b)	1,640,631	21,656,329

Machinery (8.0%)
Adept Technology, Inc.(a)	316,449	2,278,433
Astec Industries, Inc.	450,000	16,182,000
Federal Signal Corp.(a)	2,000,000	25,740,000
Flow International Corp.(a)	1,500,000	5,985,000
Hardinge, Inc.	300,000	4,635,000
Harsco Corp.	300,000	7,470,000
L.B. Foster Co. (Class A)	200,000	9,148,000
Lydall, Inc.(a)	700,000	12,019,000
MFRI, Inc.(a)(b)	434,923	4,966,821
Supreme Industries, Inc. (Class A)(a)(b)	1,338,750	8,541,225
		96,965,479
Media (0.5%)
Harris Interactive, Inc.(a)	1,000,000	2,000,000
Tiger Media, Inc.(a)	509,745	652,474
Valassis Communications, Inc.	135,804	3,922,019
		6,574,493
Metals & Mining (4.4%)
AuRico Gold, Inc. (CAD)(c)	4,088,455	15,598,882
Golden Star Resources, Ltd.(a)(b)	18,205,000	7,282,000
IAMGOLD Corp. (CAD)(c)	1,000,000	4,776,467
Olympic Steel, Inc.(b)	700,000	19,446,000
Synalloy Corp.	265,429	4,347,727
U.S. Silver and Gold, Inc. (CAD)(a)(b)(c)	3,033,134	1,678,449
		53,129,525
Multiline Retail (1.7%)
ALCO Stores, Inc.(a)(b)	380,400	5,306,580
Fred's, Inc. (Class A)	1,000,000	15,650,000
		20,956,580
Oil, Gas & Consumable Fuels (1.9%)
Clayton Williams Energy, Inc.(a)	150,000	7,870,500
Scorpio Tankers, Inc.	500,000	4,880,000
Swift Energy Co.(a)	850,000	9,707,000
		22,457,500
Pharmaceuticals (1.5%)
ASKA Pharmaceutical Co., Ltd. (JPY)(c)(d)	500,000	3,642,991
Fuji Pharmaceutical Co., Ltd. (JPY)(c)(d)	500,000	8,862,514
Questcor Pharmaceuticals, Inc.	100,000	5,800,000
		18,305,505
Professional Services (3.2%)
Barrett Business Services, Inc.	50,000	3,365,500
Hudson Global, Inc.(a)(b)	3,000,000	9,720,000
Navigant Consulting, Inc.(a)	1,200,000	18,552,000
RCM Technologies, Inc.(b)(g)	1,100,000	6,633,000
		38,270,500
Road & Rail (0.6%)
Marten Transport, Ltd.	450,000	7,717,500

Semiconductors (3.0%)
CyberOptics Corp.(a)	200,000	1,244,000
OmniVision Technologies, Inc.(a)	1,000,000	15,310,000
RF Micro Devices, Inc.(a)	500,000	2,820,000
Silicon Image, Inc.(a)	500,000	2,670,000
TriQuint Semiconductor, Inc.(a)	1,750,000	14,227,500
		36,271,500
Software (2.8%)
Actuate Corp.(a)	1,400,000	10,290,000
ePlus, Inc.	352,795	18,232,446
Progress Software Corp.(a)	208,900	5,406,332
		33,928,778
Specialty Retail (0.7%)
bebe stores, Inc.	300,000	1,827,000
Cache, Inc.(a)	11,290	67,288
Destination XL Group, Inc.(a)	1,000,000	6,470,000
		8,364,288
Textiles, Apparel & Luxury Goods (1.1%)
Crocs, Inc.(a)	500,000	6,805,000
The Jones Group, Inc.	444,170	6,666,992
		13,471,992
Thrifts & Mortgage Finance (0.4%)
HF Financial Corp.(g)	350,000	4,494,000

Trading Companies & Distributors (0.3%)
Houston Wire & Cable Co.	268,433	3,615,793

TOTAL COMMON STOCKS (Cost $826,029,318)		$1,086,682,981

SHORT-TERM INVESTMENTS (10.1%)	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (10.1%)
JPMorgan Chase (Nassau)(d)(e)	0.03%	$30,471,895	$30,471,895
Wells Fargo (Grand Cayman)(d)(e)	0.03	91,578,292	91,578,292

TOTAL SHORT-TERM INVESTMENTS (Cost $122,050,187)			$122,050,187

TOTAL INVESTMENTS - (100.1%) (Cost $948,079,505)			1,208,733,168
OTHER ASSETS AND LIABILITIES, NET - (-0.1%)(h)			(1,046,635)
TOTAL NET ASSETS - (100.0%)			$1,207,686,533

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.

(b)	Affiliated company. See Note 8 in Notes to Schedules of Investments.

(c)	Traded in a foreign country.

(d)	Classified as Level 2. Valued using methods determined by the Board of Directors or using a systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.

(e)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2013.

(f)	All or a portion of the security is pledged as collateral on written covered call options. The aggregate market value of the collateralized securities totals $29,575,000 as of September 30, 2013. See Note 4 in Notes to Schedules of Investments.

(g)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Schedules of Investments.

(h)	Includes $2,500,000 of cash pledged as collateral for written put options. See Note 4 in Notes to Schedules of Investments.

Common Abbreviations:
(ADR) American Depositary Receipt
(AUD) Australia
(CAD) Canada
(JPY) Japan

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International.

See Notes to Schedules of Investments.

notes to schedules of Investments

September 30, 2013 (Unaudited)

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (collectively, the “Funds”; 100,000,000, 100,000,000, and 150,000,000 shares authorized respectively), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. The Institutional Class commenced operations on May 1, 2008.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Lacking any sales, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board of Directors. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 in the FASB ASC Topic 820 hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments on the Statement of Operations. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(d)	At September 30, 2013, 2.41% of the Value Plus and 6.60% of the Value Fund’s net assets were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. As of September 30, 2013, the Funds did not hold any restricted securities.

(f)	The Schedules of Investments were prepared in conformity with Generally Accepted Accounting Principles (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Investments. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow the Fair Value Statement, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

•	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes short term investments in time deposits, international securities that use a systematic fair valuation model and portfolio securities lacking any sales referenced in Note 2(a).

•	Level 3 - Significant unobservable prices or inputs (includes the Board of Directors’ and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2013:

Fund Name	LEVEL 1 Quoted Prices[1]	LEVEL 2 Other Significant Observable Inputs[1,2]	LEVEL 3 Significant Unobservable Inputs[3]	TOTAL
Heartland Select Value Fund
Common Stocks	$684,343,356	$—	$—	$684,343,356
Short-Term Investments	—	7,825,661	—	7,825,661

Heartland Value Plus Fund
Common Stocks	3,050,658,957	—	—	3,050,658,957
Short-Term Investments	—	14,823,042	—	14,823,042

Heartland Value Fund
Common Stocks	1,037,013,503	49,669,478	—	1,086,682,981
Short-Term Investments	—	122,050,187	—	122,050,187
Other Financial Instruments[4]
Liabilities
Options Written	—	(1,138,750)	—	(1,138,750)

[1]	The Funds measure transfers between levels as of the beginning and end of the financial reporting period. There were no transfers between Level 1 and Level 2 as of September 30, 2013.

[2]	For further information regarding the characteristics of securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

[3]	The Funds measure Level 3 activity as of the beginning and end of the financial reporting period. For the nine months ended September 30, 2013, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

[4]	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls, covered puts and futures, which are valued at the unrealized appreciation (depreciation).

(4)	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

WARRANTS

Each Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. As of September 30, 2013, the Funds did not hold any warrants.

FUTURES CONTRACTS

Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of September 30, 2013, the Funds had no open futures positions.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Select Value and Value Funds had the following transactions in written covered call/put options during the nine months ended September 30, 2013:

FUND NAME	NUMBER OF CONTRACTS	PREMIUMS
SELECT VALUE FUND
Balance at December 31, 2012	3,750	$90,410
Options written	-	-
Options expired	-	-
Options closed	-	-
Options exercised	(3,750)	(90,410)
Balance at September 30, 2013	-	$-

FUND NAME	NUMBER OF CONTRACTS	PREMIUMS
VALUE FUND
Balance at December 31, 2012	13,900	$1,079,605
Options written	113,691	5,176,037
Options expired	(58,567)	(2,474,032)
Options closed	(1,654)	(100,214)
Options exercised	(54,870)	(3,072,706)
Balance at September 30, 2013	12,500	$608,690

FUND NAME	NUMBER OF CONTRACTS	WRITTEN OPTIONS AT VALUE*
VALUE FUND
American Public Education, Inc., $40.00, 10/19/13 (Covered Call)	(1,500)	$(63,750)
Spirit Airlines, Inc., $35.00, 10/19/13 (Covered Call)	(5,000)	(300,000)
STAAR Surgical Co., $12.50, 10/19/13 (Covered Call)	(5,000)	(525,000)
	(11,500)	(888,750)
Myriad Genetics, Inc., $25.00, 10/19/13 (Covered Put)	(1,000)	(250,000)
Total Written Options	(12,500)	$(1,138,750)

* Amounts reflect a liability of the Fund.

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011 (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the market value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them.

The Value Fund did not have any securities on loan as of September 30, 2013. The Select Value and Value Plus Funds did not engage in securities lending during the reporting period.

(6)	INVESTMENT TRANSACTIONS

During the nine months ended September 30, 2013, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government obligations.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	$300,451,201	$379,632,080
Value Plus Fund	772,518,083	920,338,872
Value Fund	234,533,821	412,107,662

(7)	FEDERAL INCOME TAX INFORMATION

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for Federal income tax purposes as of September 30, 2013 are noted below:

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET TAX UNREALIZED APPRECIATION ON INVESTMENTS
Select Value Fund	$568,339,884	$135,978,757	$(12,149,624)	$123,829,133
Value Plus Fund	2,591,756,800	574,536,445	(100,811,246)	473,725,199
Value Fund	949,245,298	372,080,829	(112,592,959)	259,487,870

(8)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the Investment Company Act of 1940) with the Select Value, Value Plus and Value Funds; that is, the respective Fund held 5% or more of their outstanding voting securities during the nine months ended September 30, 2013:

SELECT VALUE FUND
SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2013	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2013	DIVIDENDS	REALIZED GAINS (LOSSES)
First Interstate Bancsystem, Inc. (Class A)	824,300	—	511,050	313,250	$135,973	$4,512,047
					$135,973	$4,512,047

VALUE PLUS FUND
SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2013	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2013	DIVIDENDS	REALIZED GAINS (LOSSES)
Albany International Corp. (Class A)	1,750,000	50,000	431,931	1,368,069	$754,500	$5,323,723
Analogic Corp.	850,000	-	300,000	550,000	190,000	7,850,130
Asset Acceptance Capital Corp.	2,753,559	-	2,753,559	-	-	(5,011,569)
Black Box Corp.	1,013,195	59,305	-	1,072,500	272,081	-
CDI Corp.	1,600,000	200,000	-	1,800,000	455,000	-
Centerstate Banks, Inc.	1,725,000	-	150,000	1,575,000	49,385	(452,604)
CONMED Corp.	1,800,000	-	75,000	1,725,000	791,250	115,786
CTS Corp.	2,375,000	225,000	-	2,600,000	266,875	-
Encore Wire Corp.	1,550,000	-	25,000	1,525,000	93,000	226,695
ESCO Technologies, Inc.	1,000,000	589,761	125,000	1,464,761	258,000	776,760
Federal Signal Corp.	6,150,000	15,000	-	6,165,000	-	-
Fred's, Inc. (Class A)	3,000,000	100,000	-	3,100,000	552,000	-
FreightCar America, Inc.	1,100,000	25,000	150,000	975,000	198,000	(2,963,741)
Granite Construction, Inc.	2,158,500	441,500	25,000	2,575,000	994,500	(13,869)
Gulf Island Fabrication, Inc.	1,325,000	52,908	-	1,377,908	410,000	-
Harte-Hanks, Inc.	3,850,000	290,199	150,000	3,990,199	678,334	(1,053,351)
Heidrick & Struggles International, Inc.	1,675,000	100,000	-	1,775,000	448,500	-
Intrepid Potash, Inc.	1,875,000	3,350,000	25,000	5,200,000	-	(134,348)
Invacare Corp.	3,000,000	5,000	-	3,005,000	112,625	-
Mantech International Corp. (Class A)	900,000	300,000	-	1,200,000	756,000	-
Materion Corp.	1,900,000	-	-	1,900,000	446,500	-
Micrel, Inc.	3,550,000	300,000	-	3,850,000	356,125	-
Navigant Consulting, Inc.	2,850,000	-	-	2,850,000	-	-
Park Electrochemical Corp.	1,575,000	50,000	-	1,625,000	4,415,000	-
PharMerica Corp.	2,500,000	450,000	-	2,950,000	-	-
Quanex Building Products Corp.	1,450,000	1,650,000	-	3,100,000	306,000	-
Regis Corp.	3,000,000	1,100,000	-	4,100,000	597,906	-
Renasant Corp.	1,700,000	25,000	-	1,725,000	879,750	-
Resources Connection, Inc.	2,650,000	350,000	-	3,000,000	551,500	-
StellarOne Corp.	1,625,000	-	-	1,625,000	455,000	-
Stone Energy Corp.	2,700,000	650,000	50,000	3,300,000	-	17,816
Superior Industries International, Inc.	1,600,000	-	-	1,600,000	32,000	-
Universal Forest Products, Inc.	1,100,000	125,000	25,000	1,200,000	240,000	78,847
Zep, Inc.	1,575,000	575,000	25,000	2,125,000	223,000	(107,423)
					$15,782,831	$4,652,852

VALUE FUND
SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2013	PURCHASES	SALES	SHARE BALANCE AT SEPTEMBER 30, 2013	DIVIDENDS	REALIZED GAINS (LOSSES)
Accuray, Inc.	5,000,000	-	2,250,000	2,750,000	$-	$(5,416,599)
AgJunction, Inc. (CAD) (a)	6,296,000	-	-	6,296,000	-	-
ALCO Stores, Inc.	380,400	-	-	380,400	-	-
Analysts International Corp.	478,000	-	-	478,000	-	-
BioClinica, Inc.	1,300,000	-	1,300,000	-	-	3,120,266
Cambrex Corporation	1,700,000	-	59,369	1,640,631	-	529,293
Computer Task Group, Inc.	1,000,000	-	398,668	601,332	115,901	7,244,869
Digirad Corp.	1,800,000	-	-	1,800,000	-	-
Dynamics Research Corp.	818,400	-	-	818,400	-	-
FirstCity Financial Corp.	785,000	-	785,000	-	-	724,115
Golden Star Resources Ltd	17,167,136	2,832,864	1,795,000	18,205,000	-	(4,162,571)
Hooper Holmes, Inc.	6,615,000	-	-	6,615,000	-	-
Hudson Global, Inc.	2,906,941	93,059	-	3,000,000	-	-
Intersections, Inc.	1,232,109	-	1,061,271	170,838	524,840	50,086
Lakeland Industries, Inc.	374,500	-	374,500	-	-	(3,380,292)
Lantronix, Inc.	1,004,557	-	731,206	273,351	-	(2,613,789)
Lincoln Educational Services Corp.	2,200,000	-	84,531	2,115,469	456,083	(825,583)
Magnetek, Inc.	299,999	-	-	299,999	-	-
MFRI Inc.	576,000	-	141,077	434,923	-	110,125
Newpark Resources, Inc.	4,600,000	-	2,099,300	2,500,700	-	9,038,863
North Valley Bancorp	400,000	-	-	400,000	-	-
Northwest Pipe Co.	500,000	-	-	500,000	-	-
Official Payments Holdings, Inc.	1,600,000	-	-	1,600,000	-	-
Olympic Steel Inc.	544,317	155,683	-	700,000	39,652	-
PDI, Inc.	1,400,000	90,000	-	1,490,000	-	-
Perma-Fix Environmental Services, Inc.	4,000,000	-	-	4,000,000	-	-
Pioneer Power Solutions, Inc	-	400,000	-	400,000	-	-
RCM Technologies, Inc.	1,100,000	-	-	1,100,000	-	-
Stanley Furniture Co., Inc.	-	750,000	-	750,000	-	-
StarTek, Inc.	1,400,000	-	-	1,400,000	-	-
Supreme Industries, Inc. (Class A)(b)	1,275,000	63,750	-	1,338,750	-	-
TRC Cos., Inc.	1,609,303	140,697	-	1,750,000	-	-
Trinity Biotech PLC (ADR)	1,410,000	-	410,000	1,000,000	264,545	3,757,552
U.S. Silver & Gold Inc. (CAD)	3,000,000	2,000,000	1,966,866	3,033,134	-	(5,968,412)
Ultralife Corp.	772,772	227,228	322,443	677,557	-	(458,006)
United Insurance Holdings Corp.	925,200	224,800	-	1,150,000	103,500	-
Westell Technologies, Inc. (Class A)	4,800,000	-	800,000	4,000,000	-	867,774
					$1,504,521	$2,617,691

(a) Formerly Hemisphere GPS, Inc.

(b) Stock Dividend of 5.00% on 05/16/13.

9)	SUBMISSION oF MATTERS TO A VOTE OF SECURITY HOLDERS

On September 20, 2013, a special meeting of shareholders of the Heartland International Value Fund ("International Value Fund") was held upon the presence of a quorum.  The purpose of the meeting was to approve an Agreement and Plan of Reorganization that provided for the reorganization of the assets and liabilities of the International Value Fund from the Trust for Professional Managers fund complex into the Corporation.  The reorganization, which has no material impact on the investment strategy of the Fund, was approved and became effective October 1, 2013.  Heartland Advisors, Inc. continues to act as the Investment Advisor for the Fund.

The specific voting results were as follows:

	% of Shares Voted			% Outstanding Shares
Proposal	Approve	Against	Abstain	Approve	Against	Abstain
1.0 Agreement and Plan of Reorganization	99.90%	0.00%	0.10%	75.75%	0.00%	0.08%

Item 2. – Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. – Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Heartland Group, Inc.

By (Signature and Title):	/s/ William R. Nasgovitz
William R. Nasgovitz, Chief Executive Officer

Date:	November 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ William R. Nasgovitz
William R. Nasgovitz, Chief Executive Officer

Date:	November 5, 2013

By (Signature and Title):	/s/ Nicole J. Best
Nicole J. Best, Treasurer and Principal Accounting Officer

Date:	November 5, 2013